Average Annual Total Returns - Index 500 Stock Portfolio	Index 500 Stock Portfolio 1 Yr	Index 500 Stock Portfolio 5 Yr	Index 500 Stock Portfolio 10 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) S&P 500 Index Objective Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) S&P 500 Index Objective Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) S&P 500 Index Objective Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	18.18%	14.97%	13.64%	18.40%	15.20%	13.87%	18.08%	14.80%	13.47%